SHORT TERM INVESTMENT - Schedule of short term investment (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Short-term investments	¥ 380,052	$ 59,639	¥ 134,146
Time deposits
Short-term investments	167,781		134,146
Wealth management products
Short-term investments	¥ 212,271		¥ 0